Discontinued Operations - Summary of Activity for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Revenue from discontinued operations	$ 1	$ 3,151	$ 7,895
Operating (loss) income before taxes	(86)	(460)	22
Income tax benefit (expense) from discontinued operations	34	184	(7)
Gain on disposal, before taxes		803	1,168
Income tax expense on disposal		(321)	(358)
(Loss) income from discontinued operations	$ (52)	$ 206	$ 825